CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement of financial position [abstract]
Cash and cash equivalent	$ 10,467	$ 11,711
Marketable securities	650	659
Trade and other current receivables	6,368	4,731
Inventories	7,255	5,677
Recoverable income taxes	163	418
Other recoverable taxes	1,183	2,177
Others	1,573	1,230
Current assets other than assets classified as held for sale	27,659	26,603
Current assets other than assets classified as held for sale	2,490	785
Current assets	30,149	27,388
Trade and other receivables	1,900	2,631
Marketable secuities	44	44
Judicial deposite	8,038	7,281
Deferred income taxes	604	6,451
Other recoverable taxes	3,261	3,158
Others	487	635
Noncurrent receivables	14,334	20,200
Investments	1,510	3,273
Property plant and equipment	125,330	124,201
Intangible assets	3,025	14,948
Non-current assets	144,199	162,622
Total asset	174,348	190,010
Current liabilities [abstract]
Trade payables	5,483	6,859
Finance debt	3,641	4,186
Lease liability	5,432	5,698
Income tax payable	733	198
Other taxes payable	4,001	2,636
Dividends payable		858
Employee benefit	2,144	3,502
Others	1,875	1,603
Current liabilities other than Liabilities on assets classified as held for sale	23,309	25,540
Liabilities related to assets classified as held for sale	867	685
Current liabilities	24,176	26,225
Finance debt	32,059	49,702
Lease liability	17,611	15,952
Income taxes payable	300	357
Deferred income taxes	1,229	195
Employee benefits	9,374	14,667
Provisions for legal proceedings	2,018	2,199
Provision for decommissioning costs	15,619	18,780
Others	2,150	2,057
Non-current liabilities	80,360	103,909
Total liabilities	104,536	130,134
Share capital (net of share issuance costs)	107,101	107,101
Capital reserve and capital transactions	1,143	1,064
Profit reserves	72,811	65,917
Accumulated other comprehensive (deficit)	(111,648)	(114,734)
Attributable to the shareholders of Petrobras	69,407	59,348
Non-controlling interests	405	528
Total equity	69,812	59,876
Total liabilities and equity	$ 174,348	$ 190,010